Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee view the link between our performance and the pay of our principal executive officer, or PEO, and our NEOs.
Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on TSR ($)(4)	Net Income (Loss) ($ Thousands)(5)
2025	—	3,404,904	—	57,096,633	1,975,637	21,474,399	125.81	(41,715)
2024	1,426,204	5,148,564	1,379,772	4,551,549	1,195,278	1,270,466	14.42	(17,434)
2023	1,358,952	—	553,945	—	717,241	448,400	17.50	18,691

(1)
Stephen Yoder, the Former Chief Executive Officer, was our PEO until December 2024. Wesley H. Kaupinen was our PEO since December 2024 and was our only PEO in 2025. For purposes of the pay-versus-performance disclosure, Mr. Yoder is referred to as the “First PEO” and Mr. Kaupinen as the “Second PEO.” The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Thomas Bures	Kathleen Goin	Kathleen Goin
Shane Olwill	Jeffrey Martini	Matthew E. Korenberg
	Thomas Bures

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR SECOND PEO ($)	INCLUSION OF EQUITY VALUES FOR SECOND PEO ($)	COMPENSATION ACTUALLY PAID TO SECOND PEO ($)
2025	3,404,904	(2,469,886)	56,161,615	57,096,633
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	1,975,637	(1,306,017)	20,804,779	21,474,399
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR SECOND PEO ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR SECOND PEO ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR SECOND PEO ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR SECOND PEO ($)	TOTAL- INCLUSION OF EQUITY VALUES FOR SECOND PEO ($)
2025	18,246,373	32,369,914	1,867,105	3,678,223	—	—	56,161,615
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL- AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	9,647,786	8,157,109	987,360	2,012,524	—	—	20,804,779

(4)
Assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The dollar amounts reported represent the amount of net income (loss) for Palvella Therapeutics as reported in the Company’s audited financial statements for 2025 and 2024.

Named Executive Officers, Footnote
(1)
Stephen Yoder, the Former Chief Executive Officer, was our PEO until December 2024. Wesley H. Kaupinen was our PEO since December 2024 and was our only PEO in 2025. For purposes of the pay-versus-performance disclosure, Mr. Yoder is referred to as the “First PEO” and Mr. Kaupinen as the “Second PEO.” The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Thomas Bures	Kathleen Goin	Kathleen Goin
Shane Olwill	Jeffrey Martini	Matthew E. Korenberg
	Thomas Bures

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR SECOND PEO ($)	INCLUSION OF EQUITY VALUES FOR SECOND PEO ($)	COMPENSATION ACTUALLY PAID TO SECOND PEO ($)
2025	3,404,904	(2,469,886)	56,161,615	57,096,633
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR SECOND PEO ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR SECOND PEO ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR SECOND PEO ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR SECOND PEO ($)	TOTAL- INCLUSION OF EQUITY VALUES FOR SECOND PEO ($)
2025	18,246,373	32,369,914	1,867,105	3,678,223	—	—	56,161,615

Non-PEO NEO Average Total Compensation Amount	$ 1,975,637	$ 1,195,278	$ 717,241
Non-PEO NEO Average Compensation Actually Paid Amount	$ 21,474,399	1,270,466	448,400
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	1,975,637	(1,306,017)	20,804,779	21,474,399
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL- AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	9,647,786	8,157,109	987,360	2,012,524	—	—	20,804,779

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 125.81	14.42	17.5
Net Income (Loss)	$ (41,715,000)	(17,434,000)	18,691,000
PEO Name	Wesley H. Kaupinen
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR SECOND PEO ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR SECOND PEO ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR SECOND PEO ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR SECOND PEO ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR SECOND PEO ($)	TOTAL- INCLUSION OF EQUITY VALUES FOR SECOND PEO ($)
2025	18,246,373	32,369,914	1,867,105	3,678,223	—	—	56,161,615
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL- AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	9,647,786	8,157,109	987,360	2,012,524	—	—	20,804,779

Stephen Yoder [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,426,204	1,358,952
PEO Actually Paid Compensation Amount		1,379,772	553,945
Wesley H. Kaupinen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,404,904	5,148,564
PEO Actually Paid Compensation Amount	57,096,633	$ 4,551,549
PEO | Wesley H. Kaupinen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,469,886)
PEO | Wesley H. Kaupinen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,161,615
PEO | Wesley H. Kaupinen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,246,373
PEO | Wesley H. Kaupinen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,369,914
PEO | Wesley H. Kaupinen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,867,105
PEO | Wesley H. Kaupinen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,678,223
PEO | Wesley H. Kaupinen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wesley H. Kaupinen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,306,017)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,804,779
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,647,786
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,157,109
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,360
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,012,524
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount